Income Taxes (Deferred Tax Assets) (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011
Income Taxes Deferred Tax Assets Details
Deferred Tax Assets	$ 14,560	$ 2,153
Less: Valuation Allowance	14,560	2,153
Net Deferred Tax Assets	$ 0	$ 0